PROPERTY, PLANT AND EQUIPMENT (Schedule of Composition of Property and Equipment Related to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 5,682
Impairment loss	(3,772)	$ (733)	$ (2,508)
Balance at end of year	1,892	5,682
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	65,606	63,463
Additions	911	1,934
Disposals or retirements	(855)	(67)
Reallocations / reclassifications	0	0
Exchange adjustments	407	276
Balance at end of year	66,069	65,606	63,463
Cost [Member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	24,682	24,334
Additions	55	379
Disposals or retirements	(480)	0
Reallocations / reclassifications	0	0
Exchange adjustments	11	(31)
Balance at end of year	24,268	24,682	24,334
Cost [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,701	2,592
Additions	87	93
Disposals or retirements	(40)	0
Reallocations / reclassifications	(8)	0
Exchange adjustments	20	16
Balance at end of year	2,760	2,701	2,592
Cost [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	4,540	4,200
Additions	173	362
Disposals or retirements	(115)	(25)
Reallocations / reclassifications	8	(2)
Exchange adjustments	6	5
Balance at end of year	4,612	4,540	4,200
Cost [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	33,683	32,337
Additions	596	1,100
Disposals or retirements	(220)	(42)
Reallocations / reclassifications	0	2
Exchange adjustments	370	286
Balance at end of year	34,429	33,683	32,337
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(59,924)	(57,545)
Charge for the year	(831)	(1,410)
Disposals or retirements	751	65
Impairment loss	(3,772)	(733)
Exchange adjustments	(401)	(301)
Balance at end of year	(64,177)	(59,924)	(57,545)
Accumulated depreciation and impairment losses [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(21,885)	(21,432)
Charge for the year	(272)	(414)
Disposals or retirements	385	0
Impairment loss	(2,246)	(48)
Exchange adjustments	(4)	9
Balance at end of year	(24,022)	(21,885)	(21,432)
Accumulated depreciation and impairment losses [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(2,284)	(2,131)
Charge for the year	(64)	(133)
Disposals or retirements	38	0
Impairment loss	(339)	(4)
Exchange adjustments	(20)	(16)
Balance at end of year	(2,669)	(2,284)	(2,131)
Accumulated depreciation and impairment losses [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(4,178)	(3,950)
Charge for the year	(178)	(214)
Disposals or retirements	115	22
Impairment loss	(101)	(31)
Exchange adjustments	(7)	(5)
Balance at end of year	(4,349)	(4,178)	(3,950)
Accumulated depreciation and impairment losses [member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(31,577)	(30,032)
Charge for the year	(317)	(649)
Disposals or retirements	213	43
Impairment loss	(1,086)	(650)
Exchange adjustments	(370)	(289)
Balance at end of year	(33,137)	(31,577)	$ (30,032)
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	5,682
Balance at end of year	1,892	5,682
Carrying amounts [Member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,797
Balance at end of year	246	2,797
Carrying amounts [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	417
Balance at end of year	91	417
Carrying amounts [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	362
Balance at end of year	263	362
Carrying amounts [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,106
Balance at end of year	$ 1,292	$ 2,106